Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Supplement to the Statutory Prospectus dated May 1, 2015

The following change is effective June 12, 2015:

Government and Quality Bond Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section and in the section titled “MANAGEMENT,” under the heading “Information about the Subadvisers,” with respect to Wellington Management Company LLP, all portfolio management disclosure pertaining to Glen M. Goldman for the Portfolio is deleted in its entirety. Michael E. Stack will continue to manage the portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Dated: June 5, 2015

Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Supplement to the Statement of Additional Information

Dated May 1, 2015

The following change is effective June 12, 2015:

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts, in regard to Wellington Management Company LLP, all reference to Glen M. Goldman is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Dated: June 5, 2015